Stockholders' Equity (Deficit) - PIPE Investment (Details) - PIPE Investment - APHC $ / shares in Units, $ in Millions	Jan. 31, 2022 USD ($) $ / shares shares
Stockholders' Equity (Deficit)
Issuance of Ordinary Shares upon Business Combination including PIPE financing (in shares) | shares	1,915,790
Price per share | $ / shares	$ 9.5
Proceeds from the PIPE Investment | $	$ 18.2